GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,498	$ 6,594
Accumulated amortization	(5,456)	(5,420)
Net	1,042	1,174
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,356	2,125
Accumulated amortization	(1,953)	(1,707)
Net	403	418
Patents and technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,924	2,861
Accumulated amortization	(2,558)	(2,436)
Net	366	425
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,015	1,296
Accumulated amortization	(800)	(1,031)
Net	215	265
Lease intangibles, trademarks & other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	203	312
Accumulated amortization	(145)	(246)
Net	$ 58	$ 66
Minimum | Customer-related
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	3 years
Minimum | Patents and technology
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	5 years
Minimum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	3 years
Minimum | Lease intangibles, trademarks & other
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	3 years
Maximum | Customer-related
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	23 years
Maximum | Patents and technology
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	15 years
Maximum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	10 years
Maximum | Lease intangibles, trademarks & other
Finite-Lived Intangible Assets [Line Items]
Useful lives (in years)	25 years